Significant Accounting Policies (Patents and Intangibles) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets [Abstract]
Patent useful life			20 years		20 years
Valuation impairment						$ 26,180
Patent amortization	2,538	2,538	5,075	5,075	10,151	10,151
Estimated future annual amortization expense related to intangible assets:
2013	11,343		11,343		11,343
2014	10,121		10,121		10,121
2015	10,121		10,121		10,121
2016	10,121		10,121		10,121
2017	$ 10,121		$ 10,121		$ 10,121